UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS:

NATIONAL PORTFOLIO

FORM N-Q

JUNE 30, 2005

NATIONAL PORTFOLIO

Schedule of Investments (unaudited)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 96.7%
Alabama - 0.3%
$1,000,000	BBB	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, Series B, 6.450% due 5/15/19 (a)	$1,089,950

Alaska - 2.0%
2,500,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,672,200
5,000,000	AAA	Alaska State Housing Finance Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/25 (b)	5,438,450

		TOTAL ALASKA	8,110,650

Arizona - 2.0%
3,000,000	A-	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20 (b)	3,396,300
2,450,000	AAA	Maricopa County, AZ, IDA, MFH Revenue, Refunding Bonds, FHA-Insured, GNMA-Collateralized, 6.000% due 10/20/31	2,672,460
160,000	AAA	Pima County, AZ, IDA, Single-Family Housing Authority Revenue, Series A, GNMA/FNMA-Insured, FHLMC-Collateralized, 7.100% due 11/1/29 (a)(c)	164,517
1,875,000	AAA	Yuma, AZ, IDA, Mortgage, MFH Revenue, Refunding Bonds, Series A, GNMA-Collateralized, 6.100% due 9/20/34 (a)	2,061,131

		TOTAL ARIZONA	8,294,408

Arkansas - 0.6%
2,000,000	BBB	Arkansas State Development Finance Authority, Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (d)	2,271,220

California - 1.3%
5,000,000	NR	Barona Band of Mission Indians, CA, 8.250% due 1/1/20 (e)	5,278,200

Colorado - 3.0%
1,000,000	Ba1(f)	Colorado Educational & Cultural Facilities Authority Revenue, Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.250% due 9/15/30 (d)	1,222,010
1,000,000	Baa1(f)	Colorado Health Facilities Authority Revenue, Parkview Medical Center Project, 6.500% due 9/1/20	1,121,200
2,180,000	AAA	Colorado Water Resource & Power Development Authority, Series A, FGIC-Insured, 5.375% due 11/1/20	2,404,802
7,000,000	AAA	E-470 Public Highway Authority Colorado Revenue, Capital Appreciation, Series A, zero coupon bond to yield 5.455% due 9/1/34	1,731,310
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 6.299% due 6/15/31	2,248,200
2,500,000	AAA	Summit County, CO, Sports Facilities Revenue, Refunding Bonds, Keystone Resorts Management Inc. Project, 7.750% due 9/1/06	2,642,225
1,000,000	A3(f)	University of Colorado Hospital Authority Revenue, Series A, 5.600% due 11/15/21	1,060,750

		TOTAL COLORADO	12,430,497

Connecticut - 0.5%
2,010,000	NR	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, Series A, 6.625% due 12/1/14 (a)	2,038,924

Florida - 7.2%
2,265,000	NR	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	2,461,330
3,000,000	NR	Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Florida University, Series A, 7.850% due 8/15/31	3,005,490

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida (continued)
$2,000,000	NR	Capital Travel Agency Revenue, Seminole Tribe Convention, Series A, 8.950% due 10/1/33	$2,219,160
1,920,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	2,054,400
		Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series D:
1,750,000	A	6.000% due 11/15/25	1,931,213
2,750,000	A	5.875% due 11/15/29	3,012,817
		Hillsborough County, FL:
2,000,000	NR	IDA Revenue, National Gypsum Convention, Series A, 7.125% due 4/1/30 (a)	2,244,980
1,215,000	AAA	Utilities, Refunding Bonds, MBIA-Insured, 9.875% due 12/1/11 (g)	1,459,640
2,000,000	AAA	Miami-Dade County, FL, Expressway Authority, Series B, FGIC-Insured, 5.000% due 7/1/29	2,132,600
2,000,000	NR	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF Orlando, Inc. Project, 9.000% due 7/1/31	2,067,580
2,000,000	A1(f)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33	2,133,760
3,500,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33 (b)	3,903,340
1,000,000	AAA	Tampa, FL, Sales Tax Revenue, Series A, AMBAC-Insured, 5.375% due 10/1/21	1,111,040

		TOTAL FLORIDA	29,737,350

Georgia - 2.9%
1,000,000	A	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners, Inc., Series A, ACA-Insured, 6.250% due 7/1/24	1,115,550
1,000,000	Aaa(f)	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC-Insured, 5.000% due 8/1/22	1,065,460
1,000,000	AA	Clayton County & Clayton County, GA, Water Authority, Water & Sewage Revenue, 5.000% due 5/1/23	1,083,870
1,000,000	Aaa(f)	De Kalb County, GA, Housing Authority, MFH Revenue, Snapwoods Project, Series A, GNMA-Collateralized, 5.500% due 12/20/32	1,035,500
1,500,000	A+	Georgia Municipal Electric Authority, Power System Revenue, Series X, 6.500% due 1/1/12	1,696,155
1,500,000	AAA	Municipal Electric Authority of Georgia, Combustion Turbine Project, Series A, MBIA-Insured, 5.250% due 11/1/22	1,634,760
3,000,000	NR	Rockdale County, GA, Development Authority, Solid Waste Authority Revenue, Visy Paper, Inc. Project, 7.500% due 1/1/26 (a)	3,039,300
1,000,000	NR	Savannah, GA, EDA Revenue, College of Arts & Design, Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (d)	1,155,130

		TOTAL GEORGIA	11,825,725

Hawaii - 0.3%
960,000	AAA	Hawaii State Department of Budget & Finance, Hawaiian Electric Co., Inc., Series A, MBIA-Insured, 5.650% due 10/1/27 (a)	1,058,179

Illinois - 6.0%
1,000,000	AAA	Chicago, IL, Board of Education, School Reform, Series A, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/28 (d)	1,132,170
2,385,000	AAA	Chicago, IL, GO, Refunding, Series A, 5.000% due 1/1/20	2,581,524
3,000,000	AAA	Chicago, IL, O’Hare International Airport, General Airport, Third Lien-B2, XLCA-Insured, 6.000% due 1/1/29 (a)(b)	3,388,980
		Chicago, IL, Single-Family Mortgage Revenue:
375,000	Aaa(f)	Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	396,090
105,000	AAA	Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	105,512
3,000,000	AAA	Chicago, IL, Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (b)(d)	3,381,150

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois (continued)
$680,000	A	Illinois Development Finance Authority Revenue, City of East St. Louis, 7.250% due 11/15/09	$688,929
		Illinois Health Facilities Authority Revenue:
680,000	AAA	Methodist Medical Center of Illinios Project, 9.000% due 10/1/10 (g)	778,056
3,000,000	A	Order of Saint Francis Healthcare System, 6.250% due 11/15/29 (b)	3,235,110
1,500,000	A	Passavant Memorial Area Hospital, 6.000% due 10/1/24	1,648,815
		Illinois Housing Development Authority, MFH Revenue:
610,000	A+	Series 1991A, 8.125% due 7/1/10	624,884
1,830,000	AAA	Series A-1, GNMA-Collateralized, 5.750% due 12/20/32	2,014,574
1,000,000	AAA	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series A, MBIA-Insured, 5.500% due 6/15/23	1,113,140
1,045,000	AAA	Regional Transportation Authority, Series C, FGIC-Insured, 7.750% due 6/1/20	1,455,894
2,000,000	A+	West Chicago, IL, IDR, Leggett & Platt, Inc. Project, 6.900% due 9/1/24 (a)	2,032,660

		TOTAL ILLINOIS	24,577,488

Indiana - 3.2%
3,080,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (b)(g)	3,471,683
3,000,000	BBB-	Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, Series A, 6.375% due 8/1/31 (b)	3,215,760
3,685,000	AA	Indianapolis, IN, Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14 (b)	4,400,406
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,131,660

		TOTAL INDIANA	13,219,509

Iowa - 1.6%
		Iowa Finance Authority Revenue:
3,000,000	AA	Catholic Health Initiatives, Series A, 6.000% due 12/1/18 (b)	3,358,950
3,000,000	A1(f)	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25 (b)	3,279,690

		TOTAL IOWA	6,638,640

Kansas - 0.4%
435,000	AAA	Cowley & Shawnee Counties, KS, Mortgage Revenue, Series B, AMBAC-Insured, GNMA-Collateralized, zero coupon bond to yield 6.700% due 6/1/22 (a)	117,415
1,000,000	BBB(h)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	1,098,660
435,000	Aaa(f)	Sedgwick Shawnee Counties, KS, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (a)(c)	448,346

		TOTAL KANSAS	1,664,421

Kentucky - 0.4%
2,000,000	NR	Kenton County, KY, Airport Board, Special Facilities Revenue, Mesaba Aviation, Inc. Project, Series A, 6.700% due 7/1/29 (a)	1,660,300

Louisiana - 0.5%
1,000,000	Aaa(f)	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, Series A, GNMA-Collateralized, 6.500% due 6/20/37	1,112,660
1,000,000	BBB	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.550% due 11/15/23 (a)	1,071,260

		TOTAL LOUISIANA	2,183,920

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS (continued)
Maryland - 0.6%
$2,350,000	NR	Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene Program, Series A, 7.750% due 3/1/25	$2,511,680

Massachusetts - 3.1%
1,135,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (e)(g)	1,311,890
1,000,000	AA	Massachusetts State DFA Revenue, May Institute Issue, Inc., Radian-Insured, 5.750% due 9/1/29	1,073,290
2,000,000	NR	Massachusetts State, RITES, Series PA 993-R, MBIA-Insured, 8.485% due 5/1/09 (d)(i)	2,485,960
		Massachusetts State HEFA Revenue:
1,000,000	AA	Berkshire Health Systems, Series E, Radian-Insured, 5.700% due 10/1/25	1,106,590
3,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (b)	3,430,530
1,250,000	BBB	University of Massachusetts Memorial Health Care, Inc., Series C, 6.625% due 7/1/32	1,355,300
910,000	AAA	Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	998,188
1,000,000	AAA	Massachusetts State Water Pollution Abatement Trust, Pool Program, Series 9, 5.250% due 8/1/28	1,089,770

		TOTAL MASSACHUSETTS	12,851,518

Michigan - 1.4%
1,000,000	AAA	Lake Superior, MI, State University Revenue, AMBAC-Insured, 5.500% due 11/15/21	1,105,880
2,000,000	A	Saginaw, MI, Hospital Finance Authority, Covenant Medical Center, Series F, 6.500% due 7/1/30	2,223,160
2,470,000	NR	Wenonah Park Properties, Inc., Bay City Hotel Revenue Bond, 7.500% due 4/1/33	2,471,927

		TOTAL MICHIGAN	5,800,967

Minnesota - 0.6%
1,500,000	Aaa(f)	Columbia Heights, MN, MFH Revenue, Crest View, Series A-1, GNMA-Collateralized, 6.625% due 4/20/43	1,684,665
580,000	AAA	Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (g)	748,890

		TOTAL MINNESOTA	2,433,555

Mississippi - 1.4%
1,700,000	BBB	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, Series A, 6.800% due 8/1/24 (a)	1,839,281
3,000,000	BBB	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, Series A, 6.800% due 4/1/22 (b)	3,736,110

		TOTAL MISSISSIPPI	5,575,391

Missouri - 0.3%
95,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (a)	98,423
1,000,000	NR	St. Joseph, MO, IDA Health Care Revenue, Living Community of St. Joseph Project, 7.000% due 8/15/32	1,067,140

		TOTAL MISSOURI	1,165,563

Montana - 0.1%
295,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (g)	333,321

Nebraska - 0.2%
650,000	NR	Douglas County, NE, Hospital Authority Number 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (g)	754,208

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS (continued)
Nevada - 2.2%
$3,000,000	A-	Henderson, NV, Health Care Facility Revenue, Catholic Health Care West, Series A, 6.750% due 7/1/20 (b)	$3,446,970
5,000,000	AAA	Washoe County, NV, Reno-Sparks Convention, Series A, FSA-Insured, Call 1/1/10 @ 100, 6.400% due 7/1/29 (b)(d)	5,706,300

		TOTAL NEVADA	9,153,270

New Hampshire - 2.0%
		New Hampshire HEFA Revenue:
		Healthcare System, Covenant Health:
1,000,000	A	6.125% due 7/1/31	1,100,390
2,000,000	A	5.500% due 7/1/34	2,122,180
1,000,000	BBB-	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (d)	1,221,490
		New Hampshire State Turnpike Systems Revenue, Refunding Bonds, FGIC-Insured:
1,000,000	AAA	RIBS, Series C, 11.466% due 7/21/05 (j)	1,143,400
2,500,000	AAA	Series A, 6.750% due 11/1/11	2,676,125

		TOTAL NEW HAMPSHIRE	8,263,585

New Jersey - 3.7%
1,500,000	AAA	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/25	1,624,110
2,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.400% due 7/1/20	2,285,080
		New Jersey State Transportation Trust Fund Authority, RITES, MBIA-Insured:
2,500,000	NR	Series PA 958R, 9.495% due 12/15/09 (b)(d)(i)	3,293,250
1,000,000	NR	Series PA 958R-B, 9.495% due 12/15/09 (d)(i)	1,317,300
1,000,000	AAA	New Jersey, EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, Series A, MBIA-Insured, 5.250% due 7/1/31	1,092,780
5,000,000	BBB	Tobacco Settlement Financing Corp., 6.750% due 6/1/39 (b)	5,589,350

		TOTAL NEW JERSEY	15,201,870

New York - 8.7%
1,250,000	BBB+	Brookhaven, NY, IDA, Civic Facility Revenue, St. Joseph’s College, 6.000% due 12/1/20	1,335,262
2,000,000	BBB(h)	Chautauqua, NY, TOB, Asset Securization Corp., 6.750% due 7/1/40	2,145,540
1,000,000	Aaa(f)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	1,099,230
1,000,000	AAA	New York City, NY, Housing Development Corp., Capital Funding Program, New York City Housing Authority Program, Series A, FGIC-Insured, 5.000% due 7/1/17	1,098,940
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
2,500,000	AAA	Series C, MBIA-Insured, 5.000% due 6/15/27	2,701,225
2,000,000	AA+	Series D, 5.000% due 6/15/38	2,128,900
		New York State Dormitory Authority Lease Revenue:
5,000,000	AAA	Mental Health Services Facilities, Series D, FGIC-Insured, 5.000% due 8/15/18 (b)	5,491,700
3,500,000	AAA	School District Financing Program, Series E, MBIA-Insured, 5.750% due 10/1/22 (b)	3,980,200
2,000,000	AA-	State University Dormitory Facilities, Call 7/1/12 @ 100, 5.375% due 7/1/18 (d)	2,274,400
		New York State Dormitory Authority Revenue:
819,000	AA-	Series B, 7.500% due 5/15/11	934,889
486,000	AA-	Series B, Call 5/15/09 @ 100, 7.500% due 5/15/11 (d)	572,144
3,000,000	AAA	New York State Urban Development Corp. Revenue, Personal Income Tax Series C-1, FGIC-Insured, Call 3/15/13 @ 100, 5.500% due 3/15/21 (b)	3,451,560

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
New York (continued)
		Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project, Series A:
$1,000,000	NR	7.000% due 8/1/21	$1,040,490
1,000,000	NR	7.000% due 8/1/31	1,031,580
1,250,000	NR	Port Authority New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	1,320,862
1,000,000	AA	Rensselaer County, NY, IDA, Albany International Corp., 7.550% due 7/15/07	1,071,390
970,000	NR	Suffolk County, NY, IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association, Series A, 7.750% due 1/1/22	1,015,832
1,600,000	AAA	Tobacco Settlement Financing Corp., Callable Asset-Backed, Series A-1C, AMBAC-Insured, 5.250% due 6/1/22	1,745,632
1,525,000	AA-	Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.250% due 1/1/10	1,674,389

		TOTAL NEW YORK	36,114,165

North Carolina - 2.8%
		North Carolina Eastern Municipal Power Agency, Power System Revenue:
1,700,000	A	Refunding Bonds, Series B, ACA/CBI-Insured, 5.750% due 1/1/24	1,815,175
1,310,000	BBB	Series A, Call 1/1/22 @ 100, 6.000% due 1/1/26 (d)	1,624,046
2,500,000	BBB	Series D, 6.700% due 1/1/19	2,805,450
5,000,000	AAA	North Carolina Municipal Power Agency Number 1, Catawba Electricity Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18 (b)	5,495,850

		TOTAL NORTH CAROLINA	11,740,521

Ohio - 4.5%
3,130,000	AAA	Cincinnati, OH, City School District, GO, School Improvement, FSA-Insured, 5.250% due 6/1/16 (b)	3,471,483
		Cuyahoga County, OH:
3,000,000	BBB	Hospital Facilities Revenue, Canton, Inc. Project, 7.500% due 1/1/30 (b)	3,393,300
250,000	Aaa(f)	MFH Revenue, Dalebridge Apartments, FHA-Insured, GNMA-Collateralized, 6.500% due 10/20/20 (a)	256,243
1,000,000	Aaa(f)	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, Series E, GNMA-Collateralized, 5.900% due 6/20/39	1,071,980
350,000	BB-	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, Series A, 7.125% due 5/15/25	307,496
2,925,000	Aa2(f)	Hamilton County, OH, Mortgage Revenue, Refunding Bonds, Judson Care Center, Series A, FHA-Insured, 6.500% due 8/1/26 (b)	3,113,311
500,000	NR	Ohio State Solid Waste Revenue, Republic Engineered Steels, Inc., 9.000% due 6/1/21 (a)(k)(l)	0
6,055,000	AAA	Ohio State Water Development Authority Revenue, 9.375% due 12/1/10 (b)(g)	6,886,775

		TOTAL OHIO	18,500,588

Oklahoma - 1.6%
1,640,000	AA-	Oklahoma City, OK, Industrial & Cultural Facilities Trust Revenue, District of Heating & Cooling, Trigen Energy Corp., 6.750% due 9/15/17 (a)	1,650,463
405,000	AAA	Rogers County, OK, HFA, MFH Revenue, Refunding Bonds, Series A, FHA-Insured, FNMA-Collateralized, 7.750% due 8/1/23	405,531
3,960,000	AA-	Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14 (b)	4,668,602

		TOTAL OKLAHOMA	6,724,596

Oregon - 1.4%
1,000,000	BBB	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Refunding Bonds, Merle West Medical Center Project, 6.250% due 9/1/31	1,080,090
3,285,000	Aa1(f)	Port of Umatilla, OR, Water Revenue, LOC-Bank of America NA, 6.650% due 8/1/22 (a)(b)	3,294,395

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oregon (continued)
$500,000	A	Portland, OR, Housing Authority, MFH Revenue, Cherry Ridge Project, LOC-U.S. Bank NA, 6.250% due 5/1/12 (a)	$500,910
1,000,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	1,087,560

		TOTAL OREGON	5,962,955

Pennsylvania - 4.4%
		Dauphin County, PA:
1,500,000	NR	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,383,600
2,400,000	A-	IDA, Dauphin Consolidated Water Supply Co., Series A, 6.900% due 6/1/24 (a)(b)	3,124,296
3,335,000	NR	Delaware River Port Authority PA & NJ, R-B RITES, Series PA 964, 8.494% due 1/1/10 (b)(i)	4,185,492
2,170,000	NR	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @100, 6.750% due 5/15/25 (d)	2,536,882
1,000,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,059,730
1,150,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, 7.625% due 5/1/31	1,258,399
1,000,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (l)	200,070
1,000,000	NR	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	1,025,820
		Pennsylvania State Higher EFA Revenue, Series A:
985,000	Baa3(f)	Student Association, Inc. Project, 6.750% due 9/1/32	1,046,631
1,000,000	A+	UPMC Health Systems, 6.000% due 1/15/31	1,108,910
1,025,000	AAA	Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (g)	1,277,519

		TOTAL PENNSYLVANIA	18,207,349

Puerto Rico - 0.5%
2,000,000	AAA	Puerto Rico Electric Power Authority Revenue, Series RR, 5.000% due 7/1/25	2,170,180

Rhode Island - 3.0%
3,270,000	AAA	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, Series A, AMBAC-Insured, 5.000% due 4/1/24 (b)	3,501,385
980,000	BBB-	Providence, RI, Special Obligation, Tax Increment, Series D, 6.650% due 6/1/16	1,016,015
3,900,000	Aa3(f)	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, Series A, 6.125% due 11/15/18 (b)	4,175,340
3,400,000	AA	Rhode Island State Economic Development Corp. Revenue, Providence Plaza Mall, Senior Notes, Radian-Insured, 6.125% due 7/1/20 (b)	3,856,484

		TOTAL RHODE ISLAND	12,549,224

South Carolina - 0.7%
		Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	AAA	Refunding Bonds, FGIC-Insured, 6.750% due 1/1/20 (g)	744,145
670,000	AAA	Unrefunded Balance, 6.750% due 1/1/20	877,177
1,000,000	BBB	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,076,590

		TOTAL SOUTH CAROLINA	2,697,912

Texas - 15.0%
3,000,000	CCC	Alliance Airport Authority, Special Facilities Revenue, American Airlines, Inc. Project, 7.500% due 12/1/29 (a)	2,626,770
2,250,000	BBB-	Austin, TX, Convention Enterprises, Inc., Convention Center, First Tier, Series A, 6.700% due 1/1/32	2,431,530
1,500,000	BBB-	Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32	1,612,470

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas (continued)
		Bexar County, TX, Housing Finance Corp., MFH Revenue:
$1,450,000	Aaa(f)	New Light Village, Series A-1, GNMA-Collateralized, 5.900% due 2/20/38	$1,568,726
5,000,000	Baa1(f)	Refunding Bonds, Nob Hill Apartments, Series A, 6.000% due 6/1/31 (b)	5,063,600
1,000,000	Aaa(f)	Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36	1,035,540
		Brazos River, Harbor Navigation District:
5,000,000	Aa3(f)	BASF Corp. Project, 6.750% due 2/1/10 (b)	5,730,550
5,000,000	A-	Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (a)(b)	5,679,700
3,500,000	CC	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines, Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	2,611,805
		El Paso County, TX, Housing Finance Corp., MFH Revenue, Series A:
3,000,000	A3(f)	American Village Communities, 6.375% due 12/1/32 (b)	3,092,430
2,390,000	A3(f)	La Plaza Apartments, 6.750% due 7/1/30	2,534,356
		Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,985,000	Aaa(f)	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43 (b)	4,403,664
30,000	AAA	Single-Family Mortgage Revenue, Capital Appreciation, Series A, zero coupon bond to yield 8.192% due 6/1/21 (a)	8,307
1,775,000	NR	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries, Inc. Project, 5.500% due 5/1/15 (l)	1,889,736
1,000,000	AAA	Grand Prairie, TX, Housing Finance Corp., MFH Revenue, Landings of Carrier Project, Series A, GNMA-Collateralized, 6.750% due 9/20/32	1,127,350
5,000,000	Ba3(f)	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)(b)	5,692,100
2,000,000	A+	Houston, TX, Participation Interest, 6.400% due 6/1/27	2,180,020
		Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
1,880,000	NR	6.700% due 11/15/23	1,933,542
2,000,000	NR	7.875% due 11/15/26	2,197,460
994,000	Aaa(f)	Panhandle, TX, Regional Housing Finance Corp., Series A, GNMA-Collateralized, 6.650% due 7/20/42	1,112,018
1,550,000	Aaa(f)	Paris, TX, Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20	1,663,336
2,500,000	A	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, 6.700% due 11/15/30	2,780,075
3,845,000	B3(f)	Texas State Affordable Housing Corp., MFH Revenue, Subordinated-HIC Arborstone/Baybrook, Series C, 7.250% due 11/1/31 (k)	265,305
1,000,000	Baa3(f)	Texas State Student Housing Corp. Revenue, Midwestern State University Project, 6.500% due 9/1/34	1,061,690
1,000,000	AA	Texas State, Refunding Bonds, Veterans Housing Assistance, Series D, 6.450% due 12/1/20 (a)	1,034,410
		Weatherford, TX, ISD, Capital Appreciation, PSF-Insured:
1,490,000	AAA	Call 2/15/10 @ 48.281, zero coupon to yield 6.703% due 2/15/21 (d)	618,395
10,000	AAA	Unrefunded Balance, zero coupon to yield 6.704% due 2/15/21	4,032

		TOTAL TEXAS	61,958,917

Utah - 1.7%
975,000	AAA	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (g)	1,308,255
3,780,000	AAA	Utah State Board of Regents Revenue, University of Utah, MBIA-Insured, 5.000% due 8/1/20 (b)	4,006,876
1,365,000	AAA	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (e)(g)	1,610,618

		TOTAL UTAH	6,925,749

Virginia - 0.6%
1,000,000	B2(f)	Rockbridge County, VA, IDA, Revenue, Virginia Horse Center Foundation, Series C, 6.850% due 7/15/21	960,690

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Virginia (continued)
$1,460,000	AA	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, Series A, 5.100% due 5/1/25	$1,553,644

		TOTAL VIRGINIA	2,514,334

Washington - 1.4%
2,865,000	A3(f)	Port Longview, WA, Revenue, Refunding Bonds, Series A, 6.250% due 12/1/18 (a)(b)	3,197,397
2,347,000	AAA	Seattle, WA, Housing Authority, Low Income Housing Revenue, GNMA-Collateralized, 7.400% due 11/20/36	2,564,661

		TOTAL WASHINGTON	5,762,058

West Virginia - 0.3%
1,125,000	AAA	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC-Insured, 9.250% due 11/1/11 (g)	1,353,758

Wisconsin - 1.8%
3,275,000	BBB	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, Series A, 6.000% due 11/1/21 (a)(b)	3,583,308
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Healthcare, Inc., 6.000% due 7/1/30	1,065,530
1,750,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,955,013
875,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	925,496

		TOTAL WISCONSIN	7,529,347

Wyoming - 0.5%
2,200,000	BBB-	Sweetwater County, WY, Solid Waste Disposal Revenue, FMC Corp. Project, Series A, 7.000% due 6/1/24 (a)	2,228,710

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $374,040,689)	399,064,672

SHORT-TERM INVESTMENTS (m) - 1.7%
California - 0.4%
600,000	A-1+	California State Department of Water Resources, Power Supply Revenue, Series B1, 2.220% due 7/1/05	600,000
1,000,000	A-1+	Metropolitan Water District of Southern California, Series B-1, 2.200% due 7/7/05	1,000,000

		TOTAL CALIFORNIA	1,600,000

Florida - 0.1%
600,000	VMIG1(f)	Brevard County, FL, Health Facilities Authority, Refunding Bonds, Health First Inc. Project, LOC-Suntrust Bank, 2.280% due 7/1/05	600,000

Illinois - 0.1%
300,000	A-1+	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, SPA-UBS AG, 2.230% due 7/1/05	300,000

Indiana - 0.2%
1,000,000	VMIG1(f)	Indiana State Educational Facilities Authority Revenue, LOC-Northern Trust Co., 2.300% due 7/1/05	1,000,000

New York - 0.2%
1,000,000	A-1+	New York City, NY, TFA Revenue, Future Tax Secured, Subordinated Series C2, SPA-Landesbank Hessen, 2.260% due 7/1/05	1,000,000

Tennessee - 0.1%
500,000	VMIG1(f)	Sevier County, TN, Public Building Authority, Local Government Improvement, Series IV-H-1, AMBAC-Insured, 2.260% due 7/1/05	500,000

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS (m) (continued)
Texas - 0.6%
		Harris County, TX, Health Facilities Development Corp.:
$1,000,000	A-1+	Refunding Bonds, The Methodist Systems, Series B, 2.300% due 7/1/05	$1,000,000
1,300,000	A-1+	St. Luke’s Episcopal Hospital, Series B, 2.300% due 7/1/05	1,300,000

		TOTAL TEXAS	2,300,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $7,300,000)	7,300,000

		TOTAL INVESTMENTS - 98.4% (Cost - $381,340,689#)	406,364,672
		Other Assets in Excess of Liabilities - 1.6%	6,437,085

		TOTAL NET ASSETS - 100.0%	$412,801,757

#	Aggregate cost for Federal income tax purposes is substantially the same.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Pre-Refunded bonds are escrowed with government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Rating by Moody’s Investors Service.

(g)	Bonds are escrowed to maturity by government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Rating by Fitch Rating Service.

(i)	Residual interest tax-exempt securities - coupon varies inversely with level of short-term tax-exempt interest rates.

(j)	Residual interest bonds - coupon varies inversely with level of short-term tax-exempt interest rates.

(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(l)	Security is currently in default.

(m)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

Smith Barney Muni Funds National Portfolio

Summary of Investments by Industry *

Hospitals	18.5%
Housing: Multi- Family	9.4%
Miscellaneous	9.1%
Transportation	8.4%
Pre-Refunded	7.6%
Industrial Development	5.7%
Pollution Control	5.5%
Escrowed to Maturity	5.4%
Water & Sewer	4.9%
Public Facilities	4.7%
Utilities	4.5%
Lifecare Systems	3.8%
Education	3.6%
Other	8.9%

100.0%

* As a percentage of total investments.

Abbreviations used in this schedule:

ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2005

PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
Radian	— Radian Asset Assurance Inc.
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
RITES	— Residual Interest Tax-Exempt Securities
SPA	— Standby Bond Purchase Agreement
TFA	— Transitional Finance Authority
TOB	— Tender Option Bonds Structure
VA	— Veterans Administration
XLCA	— XL Capital Assurance

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

Fitch Rating Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit features are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The National Portfolio (the “Fund”), is a separate diversified investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,212,380
Gross unrealized depreciation	(6,188,397)

Net unrealized appreciation	$25,023,983

At June 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	1,400	9/05	$162,837,500	$166,250,000	($3,412,500)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: August 26, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault Chief Financial Officer

Date: August 26, 2005